Derivative financial instruments and debt excluding lease liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Carrying amount	$ 56,709	$ 61,579
Fair value	$ 54,304	$ 67,066